Note 11 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 673	$ 543
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	3,900	2,800
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
UNITED STATES
Amortization Period, Research and Development Costs (Year)	5 years
Non-US [Member]
Amortization Period, Research and Development Costs (Year)	15 years
Income Tax Jurisdiction, Domestic Federal [Member]
Operating Loss Carryforwards	$ 40,600
Operating Loss Carryforward, Limitation on Taxable Income, Percent	80.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 700
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards	37,700
Operating Loss Carryforwards, Subject to Expiration	$ 100